Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
The Free Markets ETF
Shareholder Report [Line Items]
Fund Name	The Free Markets ETF
Class Name	The Free Markets ETF
Trading Symbol	FMKT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Free Markets ETF (the "Fund") for the period June 9, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.freemarketsetf.com. You can also request this information by contacting us at (833) 653-6400 or by contacting the Fund at The Free Markets ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 653-6400
Additional Information Website	www.freemarketsetf.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
The Free Markets ETF	$38	0.75%
*	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75% [1]
Material Change Date	Aug. 01, 2025
Net Assets	$ 20,293,000
Holdings Count | Holdings	54
Advisory Fees Paid, Amount	$ 59,630
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)

Fund Size (Thousands)	$20,293
Number of Holdings	54
Total Advisory Fee Paid	$59,630
Portfolio Turnover Rate	25%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of November 30, 2025)

Top Ten Holdings	(% of total net assets)
Citizens Financial Group, Inc.	3.2
Interactive Brokers Group, Inc. - Class A	3.0
Nexstar Media Group, Inc. - Class A	3.0
Williams Cos., Inc.	3.0
McKesson Corp.	2.9
Peabody Energy Corp.	2.9
Dominion Energy, Inc.	2.6
Comfort Systems USA, Inc.	2.5
Palantir Technologies, Inc. - Class A	2.5
Southern Co.	2.5

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I, including the Fund.

[1]	Cost paid as a percentage of a $10,000 investment is an annualized figure.